Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Air Freight & Logistics
United Parcel Service, Inc. - Cl. B	166,234	$35,630,596	3.84%
Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	52,632	20,602,796	2.22
Application Software
Adobe, Inc.*	45,286	25,679,879	2.77
Asset Management & Custody Banks
Blackstone, Inc.	280,141	36,247,444	3.90
Automobile Manufacturers
Tesla, Inc.*	35,555	37,573,813	4.05
Data Processing & Outsourced Services
PayPal Holdings, Inc.*	122,342	23,071,254	2.49
Visa, Inc. - Cl. A	119,111	25,812,545	2.78
		48,883,799	5.27
Financial Exchanges & Data
S&P Global, Inc.	50,067	23,628,119	2.55
Footwear
NIKE, Inc. - Cl. B	180,748	30,125,269	3.25
On Holding A.G. - Cl. A*	147,399	5,573,156	0.60
		35,698,425	3.85
Health Care Equipment
Danaher Corporation	93,198	30,663,074	3.30
Intuitive Surgical, Inc.*	53,871	19,355,850	2.09
		50,018,924	5.39
Hotels, Resorts & Cruise Lines
Airbnb, Inc. - Cl. A*	145,620	24,244,274	2.61
Interactive Media & Services
Alphabet, Inc. - Cl. A*	24,227	70,186,588	7.56
Meta Platforms, Inc. - Cl. A*	160,547	53,999,984	5.82
		124,186,572	13.38
Internet & Direct Marketing Retail
Amazon.com, Inc.*	20,346	67,840,482	7.31

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
The Walt Disney Company*	179,573	$27,814,062	3.00%
Restaurants
Chipotle Mexican Grill, Inc.*	12,733	22,260,467	2.40
Starbucks Corp.	237,082	27,731,482	2.99
		49,991,949	5.39
Semiconductor Equipment
Lam Research Corporation	42,919	30,865,199	3.32
Semiconductors
NVIDIA Corporation	149,724	44,035,326	4.75
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	201,517	24,244,510	2.61
		68,279,836	7.36
Specialty Chemicals
The Sherwin-Williams Company	120,852	42,559,240	4.59
Systems Software
Microsoft Corporation	239,819	80,655,926	8.69
ServiceNow, Inc.*	54,153	35,151,254	3.79
		115,807,180	12.48
Technology Hardware, Storage & Peripherals
Apple, Inc.	265,921	47,219,592	5.09
TOTAL COMMON STOCKS
(Cost $432,092,657)		912,772,181	98.37

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	18,281,753	18,281,753	1.97
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,281,753)		18,281,753	1.97
TOTAL INVESTMENTS
(Cost $450,374,410)		931,053,934	100.34
Liabilities, Less Cash and Other Assets		(3,136,997)	(0.34)
NET ASSETS		$927,916,937	100.00%

^	As of December 31, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Application Software
Adobe, Inc.*	29,480	$16,716,929	4.02%
Automobile Manufacturers
Tesla, Inc.*	11,950	12,628,521	3.04
Data Processing & Outsourced Services
Mastercard, Inc. - Cl. A	61,923	22,250,172	5.35
PayPal Holdings, Inc.*	68,730	12,961,104	3.12
		35,211,276	8.47
Financial Exchanges & Data
S&P Global, Inc.	10,537	4,972,726	1.20
Footwear
NIKE, Inc. - Cl. B	36,887	6,147,956	1.48
Health Care Equipment
Danaher Corporation	58,001	19,082,909	4.59
DexCom, Inc.*	16,921	9,085,731	2.19
Edwards Lifesciences Corp.*	72,617	9,407,532	2.26
Insulet Corp.*	29,688	7,899,086	1.90
Intuitive Surgical, Inc.*	36,252	13,025,344	3.14
		58,500,602	14.08
Hotels, Resorts & Cruise Lines
Airbnb, Inc. - Cl. A*	49,922	8,311,514	2.00
Hilton Worldwide Holdings, Inc.*	57,379	8,950,550	2.15
		17,262,064	4.15
Interactive Home Entertainment
Sea Ltd. ADR*	24,041	5,378,212	1.29
Interactive Media & Services
Alphabet, Inc. - Cl. A*	10,823	31,354,664	7.55
Meta Platforms, Inc. - Cl. A*	48,428	16,288,758	3.92
		47,643,422	11.47
Internet & Direct Marketing Retail
Amazon.com, Inc.*	8,894	29,655,620	7.14
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	3,944	5,432,426	1.31

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Spotify Technology S.A.*	17,169	$4,018,061	0.97%
The Walt Disney Company*	50,516	7,824,423	1.88
		11,842,484	2.85
Personal Products
The Estee Lauder Companies, Inc. – Cl. A	55,112	20,402,462	4.91
Research & Consulting Services
CoStar Group, Inc.*	75,584	5,973,404	1.44
Restaurants
Chipotle Mexican Grill, Inc.*	6,987	12,215,023	2.94
Domino’s Pizza, Inc.	13,865	7,824,436	1.89
Starbucks Corp.	81,055	9,481,003	2.28
		29,520,462	7.11
Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	15,399	12,259,760	2.95
Semiconductors
NVIDIA Corporation	28,829	8,478,897	2.04
Systems Software
Microsoft Corporation	90,119	30,308,822	7.30
ServiceNow, Inc.*	23,321	15,137,894	3.64
		45,446,716	10.94
Technology Hardware, Storage & Peripherals
Apple, Inc.	139,675	24,802,090	5.97
TOTAL COMMON STOCKS
(Cost $242,004,285)		398,276,029	95.86

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	19,350,913	19,350,913	4.66
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,350,913)		19,350,913	4.66
TOTAL INVESTMENTS
(Cost $261,355,198)		417,626,942	100.52
Liabilities, Less Cash and Other Assets		(2,181,027)	(0.52)
NET ASSETS		$415,445,915	100.00%

^	As of December 31, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Aerospace & Defense
Axon Enterprise, Inc.*	45,519	$7,146,483	1.93%
HEICO Corporation	48,506	6,995,535	1.88
		14,142,018	3.81
Apparel Retail
Burlington Stores, Inc.*	21,173	6,172,141	1.66
Application Software
Atlassian Corporation PLC - Cl. A*	25,222	9,616,896	2.59
Constellation Software, Inc.	5,185	9,620,051	2.59
Datadog, Inc. - Cl. A*	38,217	6,806,830	1.83
Guidewire Software, Inc.*	51,859	5,887,552	1.59
HubSpot, Inc.*	5,929	3,908,100	1.05
PTC, Inc.*	16,098	1,950,273	0.53
The Descartes Systems Group, Inc.*	115,200	9,527,827	2.57
Unity Software, Inc.*	39,842	5,697,008	1.53
		53,014,537	14.28
Biotechnology
Exact Sciences Corporation*	75,476	5,874,297	1.58
Horizon Therapeutics PLC*	57,724	6,220,338	1.67
Natera, Inc.*	57,935	5,410,550	1.46
		17,505,185	4.71
Data Processing & Outsourced Services
Global Payments, Inc.	29,135	3,938,470	1.06
WEX, Inc.*	40,603	5,700,255	1.54
		9,638,725	2.60
Diversified Support Services
Cintas Corp.	22,184	9,831,283	2.65
Education Services
Bright Horizons Family Solutions, Inc.*	44,346	5,582,275	1.50
Electrical Components & Equipment
AMETEK, Inc.	48,635	7,151,290	1.93
Electronic Components
Amphenol Corp. - Cl. A	112,790	9,864,613	2.66

	Number of Shares	Value	Percent of Net Assets
Electronic Equipment & Instruments
Cognex Corporation	95,603	$7,434,089	2.00%
Novanta, Inc.*	42,470	7,488,735	2.02
		14,922,824	4.02
Financial Exchanges & Data
MSCI, Inc.	14,888	9,121,729	2.46
Footwear
On Holding A.G. - Cl. A*	115,015	4,348,717	1.17
Health Care Equipment
DexCom, Inc.*	19,509	10,475,358	2.82
IDEXX Laboratories, Inc.*	14,839	9,770,888	2.63
Insulet Corp.*	33,293	8,858,268	2.39
		29,104,514	7.84
Health Care Supplies
The Cooper Companies, Inc.	18,402	7,709,334	2.08
Health Care Technology
GoodRx Holdings, Inc. - Cl. A*	174,027	5,687,202	1.53
Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	57,687	7,499,887	2.02
Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.*	55,339	8,632,331	2.32
Interactive Media & Services
Snap, Inc. - Cl. A*	135,135	6,355,399	1.71
Internet Services & Infrastructure
Twilio, Inc. - Cl. A*	35,007	9,218,743	2.48
Leisure Facilities
Planet Fitness, Inc. - Cl. A*	70,270	6,365,057	1.71
Life Sciences Tools & Services
Avantor, Inc.*	222,919	9,393,807	2.53
Mettler-Toledo International, Inc.*	3,357	5,697,534	1.54
Repligen Corp.*	22,893	6,062,982	1.63
		21,154,323	5.70
Movies & Entertainment
Spotify Technology S.A.*	15,731	3,681,526	0.99
Real Estate Services
FirstService Corporation	63,800	12,538,583	3.38

	Number of Shares	Value	Percent of Net Assets
Regional Banks
First Republic Bank	51,040	$10,540,270	2.84%
Research & Consulting Services
CoStar Group, Inc.*	127,355	10,064,866	2.71
Restaurants
Chipotle Mexican Grill, Inc.*	3,860	6,748,245	1.82
Semiconductor Equipment
Lam Research Corporation	13,208	9,498,533	2.56
Semiconductors
Marvell Technology, Inc.	112,007	9,799,492	2.64
Microchip Technology, Inc.	94,174	8,198,789	2.21
ON Semiconductor Corp.*	26,839	1,822,905	0.49
		19,821,186	5.34
Specialized REITs
SBA Communications Corporation - Cl. A	23,673	9,209,270	2.48
Systems Software
UiPath, Inc. - Cl. A*	65,076	2,806,728	0.75
TOTAL COMMON STOCKS
(Cost $194,332,304)		347,931,334	93.71

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	24,461,873	24,461,873	6.59
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,461,873)		24,461,873	6.59
TOTAL INVESTMENTS
(Cost $218,794,177)		372,393,207	100.30
Liabilities, Less Cash and Other Assets		(1,100,662)	(0.30)
NET ASSETS		$371,292,545	100.00%

^	As of December 31, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Advertising
S4 Capital PLC*	66,439	$570,147	1.00%
Aerospace & Defense
Airbus SE*	13,857	1,772,613	3.10
Airlines
Wizz Air Holdings PLC*	16,785	951,486	1.66
Apparel, Accessories & Luxury Goods
adidas A.G.	1,652	476,219	0.83
LVMH Moet Hennessy Louis Vuitton S.E.	1,065	881,489	1.54
		1,357,708	2.37
Application Software
Atlassian Corporation PLC - Cl. A*	1,443	550,202	0.96
Constellation Software, Inc.	288	534,344	0.94
SAP S.E.	5,521	785,079	1.37
Xero Ltd.*	4,129	424,893	0.74
		2,294,518	4.01
Asset Management & Custody Banks
Julius Baer Group Ltd.	9,167	615,493	1.08
Automobile Manufacturers
Volkswagen A.G. Preference Shares	3,189	644,372	1.13
Biotechnology
CSL Ltd.	2,903	614,023	1.07
Broadcasting
Nordic Entertainment Group A.B. - Cl. B*	11,107	576,725	1.01
Consumer Electronics
Sony Group Corporation	13,800	1,736,547	3.03
Data Processing & Outsourced Services
Adyen N.V.*	172	452,643	0.79
Mastercard, Inc. - Cl. A	2,601	934,591	1.63
		1,387,234	2.42
Distillers & Vintners
Diageo PLC	25,645	1,400,968	2.45

	Number of Shares	Value	Percent of Net Assets
Diversified Banks
BAWAG Group A.G.	11,861	$731,903	1.28%
HDFC Bank Ltd. ADR	14,134	919,699	1.60
		1,651,602	2.88
Electronic Equipment & Instruments
Keyence Corporation	1,800	1,131,044	1.98
Financial Exchanges & Data
Deutsche Boerse A.G.	7,824	1,310,311	2.29
General Merchandise Stores
Dollarama, Inc.	12,952	648,240	1.13
Health Care Equipment
Olympus Corporation	77,200	1,778,157	3.11
Health Care Supplies
Alcon, Inc.	17,017	1,507,850	2.63
Health Care Technology
M3, Inc.	8,100	407,922	0.71
Human Resource & Employment Services
Recruit Holdings Company Ltd.	14,600	884,910	1.55
Industrial Conglomerates
Siemens A.G.	8,173	1,420,681	2.48
Industrial Gases
Air Liquide S.A.	7,125	1,243,703	2.17
Industrial Machinery
MISUMI Group, Inc.	23,900	980,683	1.71
Integrated Oil & Gas
TotalEnergies S.E.	21,755	1,105,398	1.93
Integrated Telecommunication Services
Cellnex Telecom SA	29,591	1,724,221	3.01
Interactive Home Entertainment
Sea Ltd. ADR*	6,036	1,350,314	2.36
Interactive Media & Services
Scout24 S.E.	13,314	931,003	1.63
Tencent Holdings Ltd.	22,400	1,312,248	2.29
		2,243,251	3.92

	Number of Shares	Value	Percent of Net Assets
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	6,071	$721,174	1.26%
JD.com, Inc. - Cl. A*	10,800	379,504	0.66
Meituan - Cl. B*	24,400	705,319	1.23
MercadoLibre, Inc.*	766	1,032,874	1.81
		2,838,871	4.96
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	259	356,744	0.62
Life & Health Insurance
AIA Group Ltd.	113,200	1,141,066	1.99
Movies & Entertainment
Spotify Technology S.A.*	2,388	558,864	0.98
Packaged Foods & Meats
Nestlé S.A.	12,611	1,763,769	3.08
Personal Products
L’Oreal S.A.	1,717	815,055	1.42
Pharmaceuticals
AstraZeneca PLC	18,996	2,231,290	3.90
Novo Nordisk A/S - Cl. B	8,922	1,003,922	1.75
Roche Holding AG	4,409	1,834,342	3.20
		5,069,554	8.85
Property & Casualty Insurance
Intact Financial Corporation	8,300	1,078,846	1.88
Real Estate Services
FirstService Corporation	2,900	569,936	1.00
Research & Consulting Services
Experian PLC	31,113	1,529,544	2.67
Restaurants
Domino’s Pizza Enterprises Ltd.	6,353	545,549	0.95
Semiconductor Equipment
ASML Holding N.V.	2,557	2,057,305	3.59
Semiconductors
Infineon Technologies A.G.	15,880	736,915	1.29
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	14,839	1,785,280	3.12
		2,522,195	4.41

	Number of Shares	Value	Percent of Net Assets
Soft Drinks
Coca-Cola Europacific Partners PLC	18,588	$1,039,627	1.82%
Specialty Chemicals
Shin-Etsu Chemical Company Ltd.	5,600	969,764	1.69
Trucking
Uber Technologies, Inc.*	14,324	600,605	1.05
TOTAL COMMON STOCKS
(Cost $40,321,200)		56,767,415	99.15

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	639,091	639,091	1.12
TOTAL SHORT-TERM INVESTMENTS
(Cost $639,091)		639,091	1.12
TOTAL INVESTMENTS
(Cost $40,960,291)		57,406,506	100.27
Liabilities, Less Cash and Other Assets		(153,216)	(0.27)
NET ASSETS		57,253,290	100.00%

^	As of December 31, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Argentina	$1,032,874	1.80%
Australia	1,709,774	2.98
Austria	731,903	1.28
Canada	3,188,110	5.55
China/Hong Kong	4,259,311	7.42
Denmark	1,003,922	1.75
France	5,818,258	10.14
Germany	6,304,580	10.98
India	919,699	1.60
Japan	7,889,027	13.74
Netherlands	2,509,948	4.37
New Zealand	424,893	0.74
Singapore	1,350,314	2.35
Spain	1,724,221	3.00
Sweden	1,135,589	1.98
Switzerland	6,672,940	11.62
Taiwan	1,785,280	3.11
United Kingdom	6,771,576	11.80
United States(1)	2,174,287	3.79
	$57,406,506	100.00%

(1) Includes short-term securities.

See notes to schedule of investments.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Apparel, Accessories & Luxury Goods
Hermes International	7,493	$13,103,274	4.38%
lululemon athletica, inc.*	20,478	8,016,113	2.68
		21,119,387	7.06
Asset Management & Custody Banks
Blackstone, Inc.	71,337	9,230,294	3.09
Automobile Manufacturers
Tesla, Inc.*	8,588	9,075,627	3.03
Data Processing & Outsourced Services
Adyen N.V.*	3,550	9,342,329	3.12
PayPal Holdings, Inc.*	38,557	7,271,079	2.43
		16,613,408	5.55
Financial Exchanges & Data
S&P Global, Inc.	21,186	9,998,309	3.34
Footwear
On Holding A.G. - Cl. A*	177,861	6,724,924	2.25
Hotels, Resorts & Cruise Lines
Airbnb, Inc. - Cl. A*	48,855	8,133,869	2.72
Integrated Telecommunication Services
Cellnex Telecom SA	174,575	10,172,208	3.40
Interactive Home Entertainment
Sea Ltd. ADR*	34,492	7,716,205	2.58
Interactive Media & Services
Alphabet, Inc. - Cl. A*	3,681	10,664,004	3.56
Meta Platforms, Inc. - Cl. A*	38,316	12,887,587	4.31
		23,551,591	7.87
Internet & Direct Marketing Retail
Amazon.com, Inc.*	5,727	19,095,765	6.38
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	11,177	15,395,088	5.15
Twilio, Inc. - Cl. A*	22,073	5,812,704	1.94
		21,207,792	7.09

	Number of Shares	Value	Percent of Net Assets
IT Consulting & Other Services
Globant S.A.*	40,197	$12,625,476	4.22%
Personal Products
L’Oreal S.A.	21,882	10,387,329	3.47
Restaurants
Chipotle Mexican Grill, Inc.*	3,376	5,902,092	1.97
Domino’s Pizza Enterprises Ltd.	106,031	9,105,171	3.05
		15,007,263	5.02
Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	18,675	14,867,914	4.97
Semiconductors
NVIDIA Corporation	48,137	14,157,573	4.73
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	122,232	14,705,732	4.92
		28,863,305	9.65
Specialty Chemicals
The Sherwin-Williams Company	31,330	11,033,173	3.69
Systems Software
Microsoft Corporation	66,306	22,300,034	7.45
Technology Hardware, Storage & Peripherals
Apple, Inc.	116,561	20,697,737	6.92
TOTAL COMMON STOCKS
(Cost $179,784,835)		298,421,610	99.75

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	1,425,768	1,425,768	0.47
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,425,768)		1,425,768	0.47
TOTAL INVESTMENTS
(Cost $181,210,603)		299,847,378	100.22
Liabilities, Less Cash and Other Assets		(667,794)	(0.22)
NET ASSETS		299,179,584	100.00%

^	As of December 31, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Argentina	$12,625,476	4.21%
Australia	9,105,171	3.04
Canada	15,395,088	5.13
France	23,490,603	7.84
Netherlands	24,210,243	8.08
Singapore	7,716,205	2.57
Spain	10,172,208	3.39
Switzerland	6,724,924	2.24
Taiwan	14,705,732	4.90
United States(1)	175,701,728	58.60
	$299,847,378	100.00%

(1) Includes short-term securities.

See notes to schedule of investments.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•         Level 1 – unadjusted quoted prices in active markets for identical investments

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•         Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. As of December 31, 2021, each of the Fund’s investments were categorized as Level 1 securities. The fair values of the investments are reflected on each Fund’s Schedule of Investments by security type and economic industry.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2018-2022 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$450,725,491	$261,813,730	$218,795,313	$41,089,423	$181,911,672

Gross Unrealized Appreciation	$487,518,903	$161,358,403	$163,813,961	$17,891,104	$123,620,051
Gross Unrealized Depreciation	(7,190,460)	(5,545,191)	(10,216,067)	(1,574,021)	(5,684,345)

Net Unrealized Appreciation on Investments	$480,328,443	$155,813,212	$153,597,894	$16,317,083	$117,935,706

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.